Note 3 - Loans and Allowance for Loan Losses (Detail) - Allowance for Loan Losses and the Recorded Investment of Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 2,107	$ 655
Collectively evaluated for impairment	4,798	6,689
Total ending allowance balance			8,198
Loans:
Loans individually evaluated for impairment	17,401	11,572
Loans collectively evaluated for impairment	540,887	586,736
Total ending loans balance	558,288	598,308
Residential Portfolio Segment [Member] | Evaluated for Impairment [Member]
Loans:
Total ending loans balance	226,022	238,490
Residential Portfolio Segment [Member] | Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	1,329	1,860
Residential Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	128	130
Collectively evaluated for impairment	1,201	1,730
Loans:
Loans individually evaluated for impairment	827	1,505
Loans collectively evaluated for impairment	225,195	236,985
Total ending loans balance	226,022	238,490
Commercial Real Estate Portfolio Segment [Member] | Evaluated for Impairment [Member]
Loans:
Total ending loans balance	175,010	207,455
Commercial Real Estate Portfolio Segment [Member] | Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	3,946	3,493
Commercial Real Estate Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	1,979	525
Collectively evaluated for impairment	1,967	2,968
Loans:
Loans individually evaluated for impairment	16,354	9,733
Loans collectively evaluated for impairment	158,656	197,722
Commercial and Industrial [Member] | Evaluated for Impairment [Member]
Loans:
Total ending loans balance	57,239	45,200
Commercial and Industrial [Member] | Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	783	636
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	783	636
Loans:
Loans individually evaluated for impairment		334
Loans collectively evaluated for impairment	57,239	44,866
Total ending loans balance	57,239	45,200
Consumer Portfolio Segment [Member] | Evaluated for Impairment [Member]
Loans:
Total ending loans balance	100,017	107,163
Consumer Portfolio Segment [Member] | Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	847	1,355
Consumer Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	847	1,355
Loans:
Loans individually evaluated for impairment	220
Loans collectively evaluated for impairment	99,797	107,163
Evaluated for Impairment [Member]
Loans:
Total ending loans balance	558,288	598,308
Allowance for Loan and Lease Losses [Member]
Ending allowance balance attributable to loans:
Total ending allowance balance	$ 6,905	$ 7,344